Short-Term Debt (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Nov. 30, 2018
Short-term Debt [Line Items]
Short-term debt	$ 20,000,000	$ 50,000,000
Teekay Tankers
Short-term Debt [Line Items]
Short-term debt	$ 20,000,000.0	$ 50,000,000.0
Short-term Debt, Weighted Average Interest Rate, at Point in Time	3.60%	5.00%
Teekay Tankers | Short-term Debt [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 80,000,000.0	$ 40,000,000.0
Debt Instrument, Term	6 months
Teekay Tankers | London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Short Term Debt, Interest Rate, Stated Percentage	3.50%
RSA [Member] | Teekay Tankers | Minimum [Member]
Short-term Debt [Line Items]
Capital	$ 20,000,000.0
RSA [Member] | Teekay Tankers | Maximum
Short-term Debt [Line Items]
Capital	$ 30,000,000.0